Income Taxes - Schedule Of Profit Before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 396,006,889	$ 57,596,812	¥ 468,460,432	¥ 186,495,374
Cayman Islands [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	6,053,039	880,378
Hong Kong [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	5,855,270	851,614
China [Member]
Schedule Of Income Before Income Tax [Line Items]
Profit before income taxes	¥ 384,098,580	$ 55,864,820